Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $)	0 Months Ended	1 Months Ended
	Jul. 11, 2013	Sep. 18, 2013
Subsequent Event [Line Items]
Percentage of economic interest	70.79%	64.00%
Merger agreement completion date		Sep. 18, 2013
Minimum percentage of voting interest	80.00%	80.00%
Lock up period for share acquisition	1 year	1 year
Private Placement, Global Options
Subsequent Event [Line Items]
Offering price of share issued	$ 3.00
Stock issued during period shares new issues	3,960,616
Warrants issued to purchase common stock	1,980,308
Stock issued during period value new issues	$ 11,881,847
Warrant exercisable period	3 years
Warrant exercise price	3.00
Closing price per share	$ 6.00
Number of trading days	20 days
Number of consecutive trading days	30 days
Performance Shares
Subsequent Event [Line Items]
Shares of common stock to be received	2,166,667	2,166,667
Not Subject To Lock-Up Agreement | Maximum
Subsequent Event [Line Items]
Shares of common stock to be received		15,000,000